Stockholders' Deficit - Summary of Stock Option Transactions (Detail) (USD $)	12 Months Ended		3 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Granted	926,384	0
Number of Shares, Exercised		0
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Grant Date Fair Value Per Option, Granted	1.03
Options Available, Authorized			270,764
Weighted Average Grant Date Fair Value Per Option, Forfeited	1.03
Options Available, Beginning balance	124,824		606,061
Options Available, Granted	(926,384)		(407,013)
Options Available, Forfeited	93,979		17,977
Options Available, Ending balance	606,061		487,790
Number of Shares, Outstanding, Beginning balance	239,606		1,072,011
Number of Shares, Granted	926,384		407,013
Number of Shares, Exercised			(2,083)
Number of Shares, Forfeited	(93,979)		(17,977)
Number of Shares, Outstanding, Ending balance	1,072,011		1,458,964
Average Exercise Price, Beginning balance	3.36		$ 6.34
Average Exercise Price, Granted	7.15		$ 1.80
Average Exercise Price, Exercised			$ 5.76
Average Exercise Price, Forfeited	6.75		$ 4.94
Average Exercise Price, Ending balance	6.34		$ 5.09
Stock Options [Member] | 2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Available, Authorized	1,437,165
Stock Options [Member] | Closed 2010 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Available, Expired	(123,523)